Intangible assets and goodwill (Tables)	12 Months Ended
Dec. 31, 2024
Intangible assets and goodwill [abstract]
Schedule of intangible assets and goodwill

As of December 31, 2024
Intangible assets and goodwill	Useful life	Net Value
		ThUS$
IT programs	Finite	8,430
Mining rights	Finite	133,119
Water rights and rights of way	Indefinite	4,909
Water rights	Finite	3,791
Intellectual property	Finite	14,761
Other intangible assets	Finite	2,958
Intangible assets other than goodwill		167,968
Goodwill	Indefinite	948
Total Intangible Asset		168,916

As of December 31, 2023
Intangible assets and goodwill	Useful life	Net Value
		ThUS$
IT programs	Finite	3,190
Mining rights	Finite	134,924
Water rights and rights of way	Indefinite	4,909
Water rights	Finite	7,580
Intellectual property	Finite	5,201
Other intangible assets	Finite	70
Intangible assets other than goodwill		155,874
Goodwill	Indefinite	958
Total Intangible Asset		156,832

Schedule of intangible assets
a)    Movements in identifiable intangible assets as of December 31, 2024:

Movements in identifiable intangible assets	IT programs	Mining rights, Finite	Water rights, and rights of way, Indefinite	Water rights Finite	Intellectual property	Other intangible assets	Goodwill	Total
	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
At January 1, 2024	3,190	134,924	4,909	7,580	5,201	70	958	156,832
Additions	6,700	—	—	—	10,130	378	—	17,208
Amortization for the year	(1,430)	(1,608)	—	(3,789)	(805)	(126)	—	(7,758)
Impairment losses recognized in income for the period	—	—	—	—	—	—	(10)	(10)
Other increases / decreases for foreign currency exchange rates	(41)	3,694	—	—	—	(24)	—	3,629
Other increases (decreases)	11	(3,891)	—	—	235	2,660	—	(985)
Subtotal	5,240	(1,805)	—	(3,789)	9,560	2,888	(10)	12,084
As of December 31, 2024	8,430	133,119	4,909	3,791	14,761	2,958	948	168,916
Historical cost	43,851	162,492	7,420	18,000	17,580	5,314	4,491	259,148
Accumulated amortization	(35,421)	(29,373)	(2,511)	(14,209)	(2,819)	(2,356)	(3,543)	(90,232)
At January 1, 2023	3,249	140,873	4,909	11,369	5,850	86	967	167,303
Additions	197	196	—	—	—	15	—	408
Amortization for the year	(1,451)	(4,684)	—	(3,789)	(649)	(28)	—	(10,601)
Impairment losses recognized in income for the year (1)	—	—	—	—	—	—	(9)	(9)
Other increases / decreases for foreign currency exchange rates	6	—	—	—	—	(3)	—	3
Other increases (decreases)	1,189	(1,461)	—	—	—	—	—	(272)
Subtotal	(59)	(5,949)	—	(3,789)	(649)	(16)	(9)	(10,471)
As of December 31, 2023	3,190	134,924	4,909	7,580	5,201	70	958	156,832
Historical cost	37,849	161,451	7,420	18,000	7,215	2,303	4,492	238,730
Accumulated amortization	(34,659)	(26,527)	(2,511)	(10,420)	(2,014)	(2,233)	(3,534)	(81,898)
(1)See Note 21.5
Schedule of goodwill
(b)    Movements in identifiable goodwill as of December 31, 2024 and 2023:

Accumulated impairment Movements in identifiable goodwill	Goodwill at the beginning of period January 1, 2024	Additional recognition	Impairment losses recognized in income for the year (-)	Total increase (decrease)	Total
	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
SQM Iberian S.A.	148	—	(10)	(10)	138
SQM Investment Corporation	86	—	—	—	86
SQM Potasio SpA	724	—	—	—	724
Ending balance	958	—	(10)	(10)	948

Accumulated impairment Movements in identifiable goodwill	Goodwill at the beginning of period January 1, 2023	Additional recognition	Impairment losses recognized in income for the year (-)	Total increase (decrease)	Total
	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
SQM Iberian S.A.	148	—	—	—	148
SQM Investment Corporation	86	—	—	—	86
Soquimich European Holding B.V. (*)	9	—	(9)	(9)	—
SQM Potasio S.A.	724	—	—	—	724
Ending balance	967	—	(9)	(9)	958
(*)Based on an impairment analysis conducted by management, this goodwill was adjusted for based on the assessment that its partial or total book value is not recoverable.